FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787
                                   ---------

                 FRANKLIN NEW YORK TAX-FREE TRUST
                 --------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  6/30/07
                           -------



Item 1. Schedule of Investments.


Franklin New York Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin New York Insured Tax-Free Income Fund ............................    3
Franklin New York Intermediate-Term Tax-Free Income Fund ..................    8
Franklin New York Limited-Term Tax-Free Income Fund .......................   13
Franklin New York Tax-Exempt Money Fund ...................................   15
Notes to Statements of Investments ........................................   18

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.0%
   MUNICIPAL BONDS 98.0%
   NEW YORK 98.0%
   Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing,
     Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32 ..............................      $ 2,785,000     $     2,867,130
   Babylon IDA Civic Facility Revenue, Winthrop South Nassau University Health Systems East
     Inc. Project, Series A, AMBAC Insured, 6.00%, 8/01/24 ...................................        4,020,000           4,216,096
   Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 .....................................          200,000             211,440
   Buffalo Municipal Water Finance Authority Water System Revenue, FSA Insured, Pre-Refunded,
     6.00%,
      7/01/26 ................................................................................        1,185,000           1,246,182
      7/01/29 ................................................................................        3,000,000           3,154,890
   Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/09 .............          900,000             945,630
   Eastport South Manor Central School District GO, FGIC Insured, Pre-Refunded, 5.00%,
     6/15/20 .................................................................................        1,000,000           1,054,580
   Erie County GO, Sewer District, Series B, MBIA Insured, 5.00%, 12/01/35 ...................        2,000,000           2,066,440
   Fredonia Central School District GO, Refunding, FGIC Insured, 5.00%, 6/01/19 ..............        2,300,000           2,372,611
   Haverstraw-Stony Point Central School District GO, FSA Insured, 4.50%,
      10/15/32 ...............................................................................        7,235,000           6,980,328
      10/15/36 ...............................................................................       10,030,000           9,589,181
   Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project, MBIA Insured,
     5.80%, 7/01/15 ..........................................................................        1,340,000           1,355,316
   Hudson Yards Infrastructure Corp. Revenue, Series A, FGIC Insured, 5.00%, 2/15/47 .........       10,000,000          10,283,900
   Irvington Union Free School District GO, Refunding, FSA Insured, 5.00%, 4/01/32 ...........        5,330,000           5,523,319
   Long Island Power Authority Electric System Revenue, General,
      Refunding, Series A, XLCA Insured, 5.00%, 12/01/26 .....................................        5,000,000           5,174,150
      Series A, FSA Insured, Pre-Refunded, 5.125%, 12/01/22 ..................................        5,000,000           5,111,950
      Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/24 ..................................        1,540,000           1,582,981
   Madison County IDA Civic Facility Revenue,
      Colgate University Project, Series A, AMBAC Insured, 5.00%, 7/01/35 ....................        6,165,000           6,382,440
      College University Project, Series A, MBIA Insured, 5.00%, 7/01/39 .....................        3,750,000           3,852,300
      Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37 ...........        1,000,000           1,027,440
   Middle Country Central School District Centereach GO, FSA Insured, 4.875%, 6/01/20 ........        1,650,000           1,692,900
   Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, MBIA
     Insured,
      5.25%, 10/01/21 ........................................................................        1,520,000           1,595,833
      5.00%, 10/01/31 ........................................................................        3,100,000           3,188,908
   Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13 ..........        1,055,000           1,168,898
   MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ......        3,000,000           3,123,060
   MTA Dedicated Tax Fund Revenue,
      Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 .....................................        8,000,000           8,230,480
      Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ...................................        2,500,000           2,638,950
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ..................................        2,000,000           2,088,980
      Series A, MBIA Insured, 5.00%, 11/15/35 ................................................       16,000,000          16,580,000
   MTA Revenue, Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ...........................        4,000,000           4,193,680
   MTA Service Contract Revenue,
      Refunding, AMBAC Insured, 5.00%, 7/01/30 ...............................................        7,000,000           7,179,970
      Series B, MBIA Insured, 5.00%, 1/01/31 .................................................        3,000,000           3,075,780
   Nassau County GO, Public Improvement, Series E, FSA Insured, Pre-Refunded, 6.00%,
     3/01/20 .................................................................................        1,510,000           1,591,510


                                         Quarterly Statements of Investments | 3

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
     Pre-Refunded, 5.75%, 8/01/29 ............................................................     $  2,655,000     $     2,806,813
   New York City Educational Construction Fund Revenue, Series A, FGIC Insured, 5.00%,
     4/01/37 .................................................................................       19,750,000          20,488,847
   New York City GO,
      Series A, MBIA Insured, 6.00%, 5/15/30 .................................................           15,000              15,891
      Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 ...................................        1,985,000           2,117,816
      Series I, MBIA Insured, 5.00%, 4/15/29 .................................................        2,930,000           2,988,688
      Series I, MBIA Insured, Pre-Refunded, 5.00%, 4/15/29 ...................................           70,000              72,118
   New York City Health and Hospital Corp. Revenue, Health System, Series A, FSA Insured,
     5.125%, 2/15/23 .........................................................................        3,890,000           4,021,132
   New York City IDA Civic Facility Revenue, Polytechnic Prep Country Day School, FSA Insured,
     5.375%, 5/01/29 .........................................................................          980,000           1,019,690
   New York City IDAR, Queens Baseball Stadium-Pilot, AMBAC Insured,
      5.00%, 1/01/36 .........................................................................        5,000,000           5,179,600
      4.75%, 1/01/42 .........................................................................        2,000,000           1,989,900
   New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured, 5.00%,
     6/15/26 .................................................................................        1,000,000           1,022,570
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 .....................................        5,000,000           5,151,700
      Series G, FSA Insured, 5.00%, 6/15/34 ..................................................        3,000,000           3,064,440
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
      Series A, FGIC Insured, 5.00%, 5/01/28 .................................................        5,915,000           6,046,609
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 ...................................           85,000              88,347
      Series C, 4.75%, 5/01/23 ...............................................................        1,755,000           1,765,934
      Series C, Pre-Refunded, 4.75%, 5/01/23 .................................................           45,000              45,821
      Series D, MBIA Insured, 5.00%, 2/01/22 .................................................        2,000,000           2,064,660
      Subordinated, Sub Series C-1, 5.00%, 11/01/27 ..........................................       13,000,000          13,563,940
   New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
     AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20 .............................................        3,000,000           3,162,060
   New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
     Pre-Refunded, 5.25%, 1/01/29 ............................................................        3,500,000           3,647,910
   New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
     AMBAC Insured, 5.125%, 7/01/31 ..........................................................        7,500,000           7,764,900
   New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
     AMBAC Insured, 5.00%,
      11/15/35 ...............................................................................        5,675,000           5,862,615
      11/15/44 ...............................................................................       13,000,000          13,329,550
   New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
     AMBAC Insured, 5.25%, 6/01/21 ...........................................................        6,000,000           6,291,060
   New York State Dormitory Authority Lease Revenue, Master Boces Program, Series A,
     FSA Insured, 5.25%, 8/15/21 .............................................................        1,740,000           1,804,258
   New York State Dormitory Authority Revenue,
      Iona College, XLCA Insured, 5.125%, 7/01/32 ............................................        4,000,000           4,152,200
      School Districts Financing Program, Series D, MBIA Insured, 5.25%, 10/01/23 ............        1,750,000           1,843,065
      School Districts Financing Program, Series D, MBIA Insured, 5.00%, 10/01/30 ............        1,750,000           1,803,498


4 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

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                                                                                                      PRINCIPAL
   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                       AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York State Dormitory Authority Revenues,
      853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 .....................   $ 1,340,000     $     1,398,880
      City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
        5.50%, 7/01/29 ..........................................................................     1,585,000           1,651,776
      Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ............     2,000,000           2,071,000
      Insured Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 ...............................       400,000             420,856
      Insured Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 ...............................     1,880,000           1,976,952
      Maimonides Medical Center, MBIA Insured, 5.00%, 8/01/24 ...................................     6,540,000           6,743,983
      Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 .........................     1,500,000           1,517,070
      Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%, 2/15/24 ..............     1,975,000           2,031,149
      Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 ...............     1,850,000           1,922,076
      Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 ...............       150,000             154,487
      Mental Health Services Facilities Improvement, Series A, MBIA Insured, Pre-Refunded,
        5.25%, 8/15/26 ..........................................................................     2,570,000           2,702,509
      Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33 .........................................    11,000,000          11,327,910
      New York University, Series 2, AMBAC Insured, 5.00%, 7/01/23 ..............................       885,000             905,532
      Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37 ............    10,720,000          11,121,142
      Non-State Supported Debt, Educational Housing Services, Cuny Student Housing Project,
        AMBAC Insured,, 5.25%, 7/01/30 ..........................................................     5,150,000           5,637,344
      Non-State Supported Debt, Fashion Institute Student Housing Corp., FGIC Insured, 5.25%,
        7/01/34 .................................................................................    13,220,000          14,649,875
      Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 ..........     2,500,000           2,578,050
    a Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
        7/01/37 .................................................................................    10,000,000          10,374,200
      Non-State Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured, 5.00%,
        7/01/34 .................................................................................     5,510,000           5,693,152
      Non-State Supported Debt, St. John's University, Series A, MBIA Insured, 5.00%,
        7/01/26 .................................................................................     5,000,000           5,211,600
      Non-State Supported Debt, St. John's University, Series A, MBIA Insured, 5.25%,
        7/01/37 .................................................................................    10,000,000          10,656,100
      Non-State Supported Debt, The New School, Refunding, MBIA Insured, 5.00%, 7/01/46 .........    12,000,000          12,367,920
      Non-State Supported Debt, University of Rochester, Refunding, Series A, MBIA Insured,
        5.00%, 7/01/27 ..........................................................................       145,000             147,687
      Non-State Supported Debt, University of Rochester, Refunding, Series C, AMBAC Insured,
        4.50%, 7/01/25 ..........................................................................     5,210,000           5,146,698
      Non-State Supported Debt, University of Rochester, Refunding, Series C, AMBAC Insured,
        4.50%, 7/01/26 ..........................................................................     5,440,000           5,358,019
      Non-State Supported Debt, University of Rochester, Series A, MBIA Insured, Pre-Refunded,
        5.00%, 7/01/27 ..........................................................................       855,000             874,109
      NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 ........................................     1,700,000           1,761,336
      Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ...............................     6,500,000           6,630,000
      Pace University, MBIA Insured, Pre-Refunded, 6.00%, 7/01/29 ...............................     3,000,000           3,208,110
      Secondarily Insured, Mental Health Services, Refunding, Series B, MBIA Insured, 5.00%,
        2/15/24 .................................................................................        25,000              25,545
      Secondarily Insured, Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%,
        2/15/24 .................................................................................       260,000             267,392


                                         Quarterly Statements of Investments | 5

Franklin New York Tax-Free Trust

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                                                                                                      PRINCIPAL
   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                       AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York State Dormitory Authority Revenues, (continued)
      Series 1, MBIA Insured, 5.00%, 7/01/24 ....................................................   $ 2,000,000     $     2,059,380
      Siena College, MBIA Insured, 5.00%, 7/01/31 ...............................................     3,500,000           3,596,285
      Siena College, MBIA Insured, Pre-Refunded, 5.70%, 7/01/17 .................................     2,000,000           2,040,000
      St. John's University, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/30 ...............     3,500,000           3,705,625
      State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
        5.00%, 7/01/36 ..........................................................................     5,170,000           5,347,745
      Upstate Community Colleges, MBIA Insured, Pre-Refunded, 5.125%, 7/01/30 ...................     5,945,000           6,211,812
      Wildwood Programs Inc., Refunding, MBIA Insured, 5.875%, 7/01/15 ..........................     1,000,000           1,011,480
   New York State Energy Research and Development Authority PCR, Central Hudson Gas,
     Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 .........................................     3,500,000           3,626,420
   New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water
     Project, Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24 ................................     3,000,000           3,005,070
   New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
     AMBAC Insured, 5.25%, 5/15/31 ..............................................................     4,000,000           4,153,840
   New York State Thruway Authority General Revenue, AMBAC Insured, 5.00%, 1/01/30 ..............    19,440,000          20,089,490
   New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series B,
     MBIA Insured, Pre-Refunded, 4.90%, 4/01/20 .................................................     2,120,000           2,203,655
   New York State Urban Development Corp. Revenue, Correctional Facilities Service Contract,
     Series C, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ......................................    11,200,000          11,664,240
   Niagara Falls City School District COP, High School Facility, MBIA Insured, Pre-Refunded,
     5.375%, 6/15/28 ............................................................................     2,000,000           2,050,080
   Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19 ............................         5,000               5,013
   North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
      4/01/15 ...................................................................................     1,065,000           1,224,431
      4/01/16 ...................................................................................     1,000,000           1,162,640
   Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project,
     XLCA Insured, 5.00%, 12/15/30 ..............................................................     1,805,000           1,877,994
   Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36 ............................     9,000,000           9,280,170
   Rensselear County GO, AMBAC Insured, 6.70%, 2/15/11 ..........................................       810,000             885,379
   Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured,
     5.00%,
      12/01/32 ..................................................................................     2,000,000           2,083,960
      12/01/37 ..................................................................................     3,320,000           3,448,185
   Sachem Central School District Holbrook GO, MBIA Insured, Pre-Refunded, 5.00%,
     6/15/30 ....................................................................................     1,000,000           1,054,580
   Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%, 10/15/32 ...........    10,000,000          10,356,900
   Schenectady IDA Civic Facility Revenue,
      Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30 .................................     3,000,000           3,154,470
      Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35 .................................     2,375,000           2,493,893
      Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32 ............................     2,395,000           2,458,515
   St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A,
     MBIA Insured, 5.00%, 7/01/28 ...............................................................     2,455,000           2,497,201
   Taconic Hills Central School District at Craryville GO, Columbia County, Refunding,
     FGIC Insured, 5.00%, 6/15/27 ...............................................................     1,295,000           1,335,546
   Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series B, MBIA Insured,
     Pre-Refunded, 5.20%, 1/01/27 ...............................................................     1,000,000           1,099,710


6 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                       AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
      AMBAC Insured, Pre-Refunded, 5.75%, 8/01/29 ...............................................   $    550,000    $       576,587
      Series A, FSA Insured, Pre-Refunded, 5.125%, 10/01/26 .....................................      2,000,000          2,026,580
   Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA Insured, 5.00%,
     12/01/27 ...................................................................................      3,680,000          3,818,589
   Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 .....................      1,500,000          1,555,440
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $504,472,256) ..............................................                       514,216,249
                                                                                                                    ---------------
   SHORT TERM INVESTMENTS 2.9%
   MUNICIPAL BONDS 2.9%
   NEW YORK 2.9%
 b Long Island Power Authority Electric System Revenue,
      Sub Series 1B, Daily VRDN and Put, 3.84%, 5/01/33 .........................................        700,000            700,000
      Sub Series 2, Daily VRDN and Put, 3.75%, 5/01/33 ..........................................        100,000            100,000
      Sub Series 3B, Daily VRDN and Put, 3.81%, 5/01/33 .........................................      3,100,000          3,100,000
 b New York City GO, Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put,
     3.81%, 8/01/14 .............................................................................      3,300,000          3,300,000
 b New York City Municipal Finance Authority Water and Sewer System Revenue, Second General
     Resolution, Refunding, Series CC-1, Daily VRDN and Put, 3.85%, 6/15/38 .....................      3,800,000          3,800,000
 b New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.75%, 6/15/18 ................        500,000            500,000
      Series C, FGIC Insured, Daily VRDN and Put, 3.81%, 6/15/23 ................................        200,000            200,000
      Series G, FGIC Insured, Daily VRDN and Put, 3.75%, 6/15/24 ................................      1,500,000          1,500,000
 b New York City Transitional Finance Authority Revenue, Future Tax Secured, Series C,
     Daily VRDN and Put, 3.85%, 5/01/28 .........................................................        600,000            600,000
 b New York State Local Government Assistance Corp. Revenue, Series G, Weekly VRDN and Put,
     3.67%, 4/01/25 .............................................................................      1,200,000          1,200,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $15,000,000) ..............................................                        15,000,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $519,472,256) 100.9% .................................................                       529,216,249
   OTHER ASSETS, LESS LIABILITIES (0.9)% ........................................................                        (4,821,948)
                                                                                                                    ---------------
   NET ASSETS 100.0% ............................................................................                   $   524,394,301
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 17.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.7%
   MUNICIPAL BONDS 96.7%
   NEW YORK 92.1%
   Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 ..............   $   1,850,000      $  1,886,981
   Albany IDA Civic Facility Revenue,
      Albany Medical Center Project, 5.75%, 5/01/09 .............................................         535,000           539,788
      St. Rose Project, Series A, AMBAC Insured, 5.00%, 7/01/12 .................................         420,000           438,631
   Amherst IDA Civic Facility Revenue,
      Mandatory Put 10/01/11, Refunding, Series A, Radian Insured, 4.20%, 10/01/31 ..............       4,335,000         4,331,445
      University of Buffalo Foundation, Student Housing, Creekside Project, Series A,
        AMBAC Insured, 4.625%, 8/01/16 ..........................................................       1,030,000         1,058,222
   Bath Central School District GO, Refunding,
      FGIC Insured, 4.00%, 6/15/19 ..............................................................       1,850,000         1,796,849
      FSA Insured, 5.10%, 6/15/13 ...............................................................         775,000           794,135
   Buffalo Fiscal Stability Authority Sales Tax and State Aid Revenue, Series A, FGIC Insured,
     4.50%, 9/01/19 .............................................................................       2,000,000         2,029,240
   Buffalo GO,
      Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 ........................................       1,225,000         1,287,254
      Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 ......................................         880,000           919,697
   Byram Hills Central School District GO, ETM, 4.00%, 11/15/10 .................................       1,375,000         1,381,820
   Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 ..................       1,080,000         1,091,016
   Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15 ..................       2,390,000         2,466,241
   Connetquot Central School District Islip GO, Series B, FSA Insured, 4.40%, 6/15/16 ...........       1,000,000         1,015,070
   Dansville Central School District GO, Refunding, Series B, FGIC Insured,
      4.25%, 6/15/11 ............................................................................         930,000           941,439
      4.35%, 6/15/12 ............................................................................         870,000           885,477
      4.45%, 6/15/13 ............................................................................         995,000         1,015,786
   Erie County GO,
      FGIC Insured, 4.70%, 11/01/12 .............................................................         700,000           713,307
      Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 ..............................       1,000,000         1,045,750
   Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured, 4.50%, 6/15/15 .....       1,095,000         1,123,207
   Fredonia Central School District GO, Refunding, FGIC Insured, 4.125%, 6/01/09 ................       1,000,000         1,006,440
   Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%, 5/15/10 ........       1,260,000         1,264,687
   Harborfields Central School District Greenlawn GO, FSA Insured, 5.00%, 6/01/17 ...............       2,105,000         2,189,600
   Highland Central School District GO, Refunding, FSA Insured, 4.125%, 6/15/16 .................       1,080,000         1,080,691
   Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%,
      6/15/09 ...................................................................................       1,125,000         1,135,013
      6/15/10 ...................................................................................       1,125,000         1,137,701
   Huntington GO, Public Improvement, 4.20%, 9/01/13 ............................................       1,230,000         1,237,897
   Islip Union Free School District No. 002 GO, Refunding, FGIC Insured, 5.00%, 7/01/18 .........       2,215,000         2,332,661
   Long Island Power Authority Electric System Revenue,
      General, Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 ...............................       8,000,000         8,398,320
      MBIA Insured, Pre-Refunded, 5.125%, 4/01/11 ...............................................       1,410,000         1,438,355
      Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 ........................................       2,000,000         2,048,580
   Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A,
     CIFG Insured, 5.00%, 6/01/15 ...............................................................       1,000,000         1,051,930
   Middle Country Central School District Centereach GO, FSA Insured, 4.75%, 6/01/17 ............       1,650,000         1,693,246
   Monroe County GO, Public Improvement, FGIC Insured, 4.30%, 3/01/13 ...........................       3,015,000         3,049,100
   Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue,
     Refunding, MBIA Insured, 4.00%, 1/01/13 ....................................................       1,920,000         1,920,922


8 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   MTA Revenue, Transportation, Refunding, Series B, 5.00%, 11/15/25 ............................   $  10,160,000      $ 10,489,184
   MTA Transit Facilities Revenue,
      Series A, Pre-Refunded, 6.00%, 7/01/15 ....................................................       1,500,000         1,563,510
      Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 .......................................       1,370,000         1,419,813
      Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 .......................................         545,000           562,996
   Nassau County GO, Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 ..........................       1,000,000         1,074,590
   Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series H,
     AMBAC Insured, 5.25%, 11/15/17 .............................................................       1,500,000         1,614,495
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
     Pre-Refunded, 6.00%, 8/01/10 ...............................................................       1,000,000         1,062,120
   New York Bridge Authority Revenue, General, 4.125%, 1/01/13 ..................................       4,000,000         4,023,600
   New York City GO,
      Refunding, Series F, 5.25%, 8/01/13 .......................................................       1,095,000         1,147,374
      Refunding, Series G, XLCA Insured, 5.50%, 8/01/12 .........................................       2,000,000         2,131,700
      Series D, 4.30%, 10/15/16 .................................................................       3,000,000         3,008,010
      Series H, 4.125%, 8/01/11 .................................................................       1,560,000         1,566,053
   New York City Health and Hospital Corp. Revenue, Health System,
      Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 ........................................       1,000,000         1,013,210
      Series A, FSA Insured, 4.15%, 2/15/12 .....................................................         750,000           752,783
      Series A, FSA Insured, 4.30%, 2/15/13 .....................................................       1,000,000         1,008,710
   New York City IDA Civic Facility Revenue, Institute of International Education Inc. Project,
     5.125%, 9/01/16 ............................................................................       2,320,000         2,386,654
   New York City Transitional Finance Authority Revenue,
      Future Tax Secured, Series A, 4.75%, 11/15/13 .............................................       1,000,000         1,023,290
      Future Tax Secured, Series B, 4.75%, 11/01/16 .............................................       2,200,000         2,247,520
      Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/13 ...............................       1,000,000         1,066,910
      Subordinated, Future Tax Secured, Refunding, Series B, 5.00%, 11/01/18 ....................       5,015,000         5,318,307
   New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
     AMBAC Insured, 5.00%, 11/15/20 .............................................................       5,775,000         6,043,711
   New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
     AMBAC Insured, 5.25%, 6/01/21 ..............................................................       4,200,000         4,403,742
   New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities,
     Series A, Pre-Refunded, 5.50%, 7/01/12 .....................................................       1,815,000         1,914,444
   New York State Dormitory Authority Revenue,
      Mount St. Mary College, Radian Insured, 4.00%, 7/01/12 ....................................       2,080,000         2,051,150
      Teachers College, MBIA Insured, 4.00%, 7/01/12 ............................................       1,000,000         1,001,790
   New York State Dormitory Authority Revenues,
      City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 ........................       1,000,000         1,023,500
      Department of Health, Refunding, Sub Series 2, FGIC Insured, 5.00%, 7/01/18 ...............       5,000,000         5,221,600
      Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 ........................................       1,720,000         1,801,236
      Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 ........................................       1,895,000         1,972,752
      Mandatory Put 5/15/12, Refunding, Series B, 5.25%, 11/15/23 ...............................       2,000,000         2,099,440
      Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18 .........................................       2,975,000         3,102,419
      New York State Department of Health, Refunding, 5.25%, 7/01/17 ............................       5,000,000         5,284,100
      Non-State Supported Debt, Bishop Henry B. Hucles Nursing, 5.00%, 7/01/24 ..................       4,765,000         4,939,542
    a Non-State Supported Debt, Columbia University, Series C, 5.00%, 7/01/24 ...................       4,135,000         4,350,847


                                         Quarterly Statements of Investments | 9

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York State Dormitory Authority Revenues, (continued)
    a Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
        7/01/23 .................................................................................   $   2,000,000      $  2,102,760
      Non-State Supported Debt, North Shore L.I. Jewish Obligation Group, Series A, 5.00%,
        5/01/23 .................................................................................       4,990,000         5,106,367
      Office of General Services, MBIA Insured, 5.00%, 4/01/18 ..................................       2,000,000         2,036,720
      Secured Hospital, Catskill Regional, Refunding, FGIC Insured, 5.25%, 2/15/18 ..............       2,300,000         2,443,520
      St. John's University, Series A, MBIA Insured, 5.00%, 7/01/14 .............................         750,000           782,925
      State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
        5.00%, 7/01/21 ..........................................................................       1,980,000         2,073,397
      State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
        5.00%, 7/01/22 ..........................................................................       1,730,000         1,807,677
      State Supported Debt, Lease, State University Dormitory Facilities, Series B, MBIA Insured,
        5.00%, 7/01/17 ..........................................................................       2,875,000         3,035,712
      State University, Capital Appreciation Bond, Refunding, Series B, MBIA Insured, zero cpn.,
        5/15/08 .................................................................................       3,000,000         2,905,530
      University of Rochester, Series A, Pre-Refunded, 5.25%, 7/01/21 ...........................         500,000           538,095
   New York State Dormitory Authority State Personal Income Tax Revenue, Education, Series D,
     5.00%, 3/15/14 .............................................................................       1,000,000         1,056,960
   New York State Energy Research and Development Authority PCR, New York State
     Electric and Gas,
      MBIA Insured, 4.10%, 3/15/15 ..............................................................       2,000,000         1,998,600
      Series B, MBIA Insured, 4.00%, 10/15/15 ...................................................       5,000,000         4,961,500
      Series D, MBIA Insured, 4.10%, 12/01/15 ...................................................       2,000,000         1,998,520
   New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
     Revolving Funds, Series B, 5.80%, 1/15/16 ..................................................       1,010,000         1,057,197
      Pre-Refunded, 5.80%, 1/15/16 ..............................................................       1,490,000         1,562,309
   New York State GO, Series A, FGIC Insured, 4.00%, 3/01/24 ....................................       6,415,000         5,899,426
   New York State HFAR, Health Facilities of New York City, Refunding, Series A, 6.00%,
     11/01/08 ...................................................................................       3,045,000         3,088,087
   New York State Local Government Assistance Corp. Revenue, Refunding, Series B,
     MBIA Insured, 4.875%, 4/01/20 ..............................................................       3,750,000         3,805,987
   New York State Thruway Authority General Revenue, Series F, AMBAC Insured, 5.00%, 1/01/22 ....       6,535,000         6,808,228
   New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
      Second General, Refunding, Series B, FGIC Insured, 5.00%, 4/01/16 .........................       7,500,000         7,962,075
      Series A, FSA Insured, 5.25%, 4/01/12 .....................................................       1,620,000         1,709,392
      Series B, 5.00%, 4/01/18 ..................................................................       5,000,000         5,304,100
      Series C, FGIC Insured, Pre-Refunded, 5.25%, 4/01/14 ......................................       2,000,000         2,042,040
   New York State Urban Development Corp. Revenue,
      Correctional Capital Facilities, Refunding, MBIA Insured, 5.00%, 1/01/09 ..................       1,525,000         1,551,687
      Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
        1/01/15 .................................................................................       1,000,000         1,041,450
      State Personal Income Tax, Series C-1 Empire State, 4.125%, 12/15/16 ......................       1,490,000         1,491,222
      State Personal Income Tax, Series C-1 Empire State, 4.25%, 12/15/17 .......................       1,955,000         1,960,435


10 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   North Hempstead GO, FGIC Insured, Pre-Refunded, 6.00%, 7/15/14 ...............................   $   1,715,000   $     1,804,866
   Olean City School District GO, Refunding, FGIC Insured, 4.375%, 6/15/17 ......................       1,335,000         1,350,660
   Rochester GO,
      MBIA Insured, ETM, 4.125%, 2/15/10 ........................................................         520,000           523,630
      Refunding, MBIA Insured, 4.125%, 2/15/10 ..................................................         490,000           493,180
   Sales Tax Asset Receivable Corp. Revenue, Series A, MBIA Insured, 5.25%, 10/15/18 ............       5,000,000         5,338,900
   Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%, 6/15/15 ..............       1,025,000         1,048,042
   Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%, 9/15/21 ............       1,720,000         1,727,293
   Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan
     Complex, AMBAC Insured,
      5.25%, 10/15/14 ...........................................................................       1,435,000         1,486,072
      5.00%, 4/15/16 ............................................................................       1,000,000         1,028,220
   Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding, MBIA Insured,
     5.10%, 6/01/13 .............................................................................       2,000,000         2,115,700
   Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1, 5.50%, 6/01/19 .........       5,000,000         5,336,650
   Upper Mohawk Valley Regional Water Finance Authority Water System Revenue, AMBAC Insured,
      5.75%, 4/01/20 ............................................................................         165,000           173,890
      Pre-Refunded, 5.75%, 4/01/20 ..............................................................         835,000           883,555
   Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%, 5/01/19 ....       1,525,000         1,598,276
   Yonkers GO, Series A, AMBAC Insured, 5.00%, 12/15/14 .........................................       1,795,000         1,852,404
   Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 ...........................       1,890,000         1,935,814
                                                                                                                    ---------------
                                                                                                                        254,266,670
                                                                                                                    ---------------
   U.S. TERRITORIES 4.6%
   PUERTO RICO 2.6%
   Puerto Rico Commonwealth GO, Public Improvement, Assured Guaranty Insured, 5.25%,
     7/01/18 ....................................................................................       1,820,000         1,970,150
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%,
      3/01/16 ...................................................................................       2,605,000         2,687,943
      3/01/21 ...................................................................................       2,555,000         2,612,488
                                                                                                                    ---------------
                                                                                                                          7,270,581
                                                                                                                    ---------------
   VIRGIN ISLANDS 2.0%
   Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .......................       3,000,000         3,071,400
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.125%,
     7/01/13 ....................................................................................       1,775,000         1,766,409
   Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
     7/01/09 ....................................................................................         520,000           529,048
                                                                                                                    ---------------
                                                                                                                          5,366,857
                                                                                                                    ---------------
   TOTAL U.S. TERRITORIES .......................................................................                        12,637,438
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $265,347,567) ..............................................                       266,904,108
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 11

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 4.6%
   MUNICIPAL BONDS 4.6%
   NEW YORK 4.6%
 b Long Island Power Authority Electric System Revenue, Sub Series 3B, Daily VRDN and Put,
     3.81%, 5/01/33 .............................................................................   $   2,900,000   $     2,900,000
 b New York City GO,
      Fiscal 1994, Series A-4, Daily VRDN and Put, 3.81%, 8/01/21 ...............................         400,000           400,000
      Series B2, Sub Series B5, MBIA Insured, Daily VRDN and Put, 3.85%, 8/15/11 ................         400,000           400,000
      Sub Series A-7, Daily VRDN and Put, 3.75%, 8/01/21 ........................................         300,000           300,000
      Sub Series H-4, Daily VRDN and Put, 3.75%, 3/01/34 ........................................       5,675,000         5,675,000
 b New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series G,
     FGIC Insured, Daily VRDN and Put, 3.75%, 6/15/24 ...........................................         500,000           500,000
 b New York City Transitional Finance Authority Revenue, Future Tax Secured, Series C,
     Daily VRDN and Put, 3.85%, 5/01/28 .........................................................       2,600,000         2,600,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $12,775,000) ..............................................                        12,775,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $278,122,567) 101.3% .................................................                       279,679,108
   OTHER ASSETS, LESS LIABILITIES (1.3)% ........................................................                        (3,621,041)
                                                                                                                    ---------------
   NET ASSETS 100.0% ............................................................................                   $   276,058,067
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 17.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
   FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                                  AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 59.9%
   MUNICIPAL BONDS 59.9%
   NEW YORK 40.7%
   Amherst IDA Civic Facility Revenue, Mandatory Put 10/01/11, Refunding, Series A,
     Radian Insured, 4.20%, 10/01/31 ............................................................   $     410,000   $       409,664
   Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 3.75%,
     10/01/09 ...................................................................................         315,000           311,547
   New York State Dormitory Authority Revenues,
      Kateri Residence, Refunding, 4.00%, 7/01/10 ...............................................         230,000           229,871
      The New York and Presbyterian Hospital, Mortgage, Refunding, Series A, FHA Insured, 5.00%,
        8/15/09 .................................................................................         250,000           255,460
      Non-State Supported Debt, Aids Long Term Health Care Facility, Refunding, 5.00%,
        11/01/11 ................................................................................         250,000           257,300
      White Plains Hospital, Mortgage, FHA Insured, 3.55%, 2/15/10 ..............................         130,000           129,579
   New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
     Series A, 2.75%, 3/15/08 ...................................................................         250,000           247,285
   Rockland County Solid Waste Management Authority Revenue, Series A, AMBAC Insured,
     4.50%, 12/15/08 ............................................................................         400,000           404,340
   Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A,
     AMBAC Insured, 3.375%, 11/01/10 ............................................................         300,000           294,285
   Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 3.00%,
     5/01/09 ....................................................................................         215,000           211,175
                                                                                                                    ---------------
                                                                                                                          2,750,506
                                                                                                                    ---------------
   U.S. TERRITORIES 19.2%
   GUAM 1.8%
   Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%, 10/01/09 ........         125,000           120,680
                                                                                                                    ---------------
   PUERTO RICO 17.4%
   Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
     Series C, MBIA Insured, 5.00%, 7/01/28 .....................................................         295,000           298,546
   Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B,
     5.00%, 12/01/08 ............................................................................         400,000           405,016
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/08 .......         475,000           477,527
                                                                                                                    ---------------
                                                                                                                          1,181,089
                                                                                                                    ---------------
   TOTAL U.S. TERRITORIES .......................................................................                         1,301,769
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $4,076,647) ................................................                         4,052,275
                                                                                                                    ---------------
   SHORT TERM INVESTMENTS 38.3%
   MUNICIPAL BONDS 38.3%
   NEW YORK 38.3%
   Albany Parking Authority Revenue, Refunding, Series A, XLCA Insured, 4.00%, 7/15/07 ..........         140,000           140,007
 a Long Island Power Authority Electric System Revenue, Sub Series 3B, Daily VRDN and Put,
     3.81%, 5/01/33 .............................................................................         100,000           100,000
 a MTA Dedicated Tax Fund Revenue, Series D-1, AMBAC Insured, Weekly VRDN and Put, 3.68%,
     11/01/34 ...................................................................................         295,000           295,000
 a MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.85%, 11/01/26 .............         100,000           100,000


                                        Quarterly Statements of Investments | 13

Franklin New York Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
 a New York City GO,
     Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put,
       3.81%, 8/01/14 .........................................................................        $ 300,000      $   300,000
     Series B, Sub Series B-5, MBIA Insured, Daily VRDN and Put, 3.85%, 8/15/22 ................         200,000          200,000
 a New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series G,
     FGIC Insured, Daily VRDN and Put, 3.75%, 6/15/24 ..........................................         500,000          500,000
 a New York City Transitional Finance Authority Revenue, New York City Recovery, Series 1,
     Sub Series 1C, Daily VRDN and Put, 3.85%, 11/01/22 ........................................         300,000          300,000
   New York State Dormitory Authority Revenues, State Supported Debt, Lease, State University
     Dormitory Facilities, Series A, 4.50%, 7/01/07 ............................................         355,000          355,000
 a Triborough Bridge and Tunnel Authority Revenues, General, Refunding, Sub Series B-4,
     Weekly VRDN and Put, 3.69%, 1/01/32 .......................................................         300,000          300,000
                                                                                                                      -----------
   TOTAL SHORT TERM INVESTMENTS (COST $2,590,018) ..............................................                        2,590,007
                                                                                                                      -----------
   TOTAL INVESTMENTS (COST $6,666,665) 98.2% ...................................................                        6,642,282
   OTHER ASSETS, LESS LIABILITIES 1.8% .........................................................                          121,542
                                                                                                                      -----------
   NET ASSETS 100.0% ...........................................................................                      $ 6,763,824
                                                                                                                      ===========

See Selected Portfolio Abbreviations on page 17.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                         PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 101.2%
   MUNICIPAL BONDS 101.2%
   NEW YORK 95.2%
 a Albany IDA Civic Facilities Revenue, Albany Medical Center Hospital Project, Series A,
     Weekly VRDN and Put, 3.75%, 5/01/27 .......................................................      $1,000,000        $ 1,000,000
 a Jay Street Development Corp. Courts Facility Lease Revenue,
      Jay Street Project, Series A, Daily VRDN and Put, 3.75%, 5/01/22 .........................         400,000            400,000
      New York City Jay Street Project, Series A-4, Daily VRDN and Put, 3.75%, 5/01/22 .........       1,865,000          1,865,000
   Long Island Power Authority Electric System Revenue,
      General, Series A, Pre-Refunded, 5.75%, 12/01/24 .........................................       1,140,000          1,172,047
    a Sub Series 2, Daily VRDN and Put, 3.75%, 5/01/33 .........................................         800,000            800,000
    a Sub Series 3B, Daily VRDN and Put, 3.81%, 5/01/33 ........................................       1,600,000          1,600,000
 a Monroe County IDA Civic Facility Revenue, Various St. John Fisher College Project,
     Radian Insured, Weekly VRDN and Put, 3.68%, 6/01/34 .......................................       1,000,000          1,000,000
   MTA Transportation Facilities Revenue, TECP, 3.73%, 11/05/07 ................................       2,000,000          2,000,000
 a Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
     FSA Insured, Weekly VRDN and Put, 3.66%, 11/15/22 .........................................       1,900,000          1,900,000
 a New York City GO,
      Refunding, Sub Series C-4, Weekly VRDN and Put, 3.67%, 8/01/20 ...........................       1,000,000          1,000,000
      Sub Series E-3, Daily VRDN and Put, 3.75%, 8/01/23 .......................................         500,000            500,000
      Sub Series H-4, Daily VRDN and Put, 3.75%, 3/01/34 .......................................       1,300,000          1,300,000
 a New York City HDC,
      MF Rental Housing Revenue, Carnegie Park, Series A, FNMA Insured, Weekly VRDN and Put,
        3.69%, 11/15/19 ........................................................................       2,950,000          2,950,000
      MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA Insured,
        Weekly VRDN and Put, 3.71%, 11/15/28 ...................................................       1,000,000          1,000,000
      MF Revenue, Mortgage, Marseilles Apartments, Series A, Weekly VRDN and Put, 3.68%,
        12/01/34 ...............................................................................       1,575,000          1,575,000
 a New York City IDAR, Liberty, One Bryant Park LLC, Series A, Weekly VRDN and Put, 3.77%,
     11/01/39 ..................................................................................       3,000,000          3,000,000
 a New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.75%, 6/15/18 ...............       1,500,000          1,500,000
      Series C, FGIC Insured, Daily VRDN and Put, 3.81%, 6/15/22 ...............................       1,400,000          1,400,000
      Series C, FGIC Insured, Daily VRDN and Put, 3.81%, 6/15/23 ...............................         500,000            500,000
      Series G, FGIC Insured, Daily VRDN and Put, 3.75%, 6/15/24 ...............................         300,000            300,000
 a New York City Transitional Finance Authority Revenue,
      Future Tax Secured, Refunding, Sub Series C5, Daily VRDN and Put, 3.85%, 8/01/31 .........         800,000            800,000
      New York City Recovery, Series 1, Sub Series 1C, Daily VRDN and Put, 3.85%, 11/01/22 .....         500,000            500,000
      New York City Recovery, Series 1, Sub Series 1D, Daily VRDN and Put, 3.84%, 11/01/22 .....         500,000            500,000
 a New York City Trust Cultural Resources Revenue, Refunding, American Museum Natural History,
     Series A, MBIA Insured, Weekly VRDN and Put, 3.68%, 4/01/21 ...............................         500,000            500,000
 a New York State Dormitory Authority Revenues,
      Cornell University, Series A, Weekly VRDN and Put, 3.70%, 7/01/29 ........................         900,000            900,000
      Cornell University, Series B, Weekly VRDN and Put, 3.70%, 7/01/30 ........................         200,000            200,000
      Mental Health Facilities Improvement, Refunding, Series F-2B, FSA Insured, Weekly VRDN
        and Put, 3.70%, 2/15/21 ................................................................       1,000,000          1,000,000
      Mental Health Services, Sub Series D-2B, FSA Insured, Weekly VRDN and Put, 3.70%,
        2/15/31 ................................................................................       1,200,000          1,200,000
      New York Public Library, Series B, MBIA Insured, Weekly VRDN and Put, 3.69%, 7/01/28 .....       2,100,000          2,100,000


                                        Quarterly Statements of Investments | 15

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                         PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
 a New York State Dormitory Authority Revenues, (continued)
      Non State Supported Debt, Court Facilities Lease, Series B, Weekly VRDN and Put, 3.61%,
        5/15/39 ................................................................................      $2,000,000      $   2,000,000
      Non State Supported Debt, University of Rochester, Refunding, Series A-1, MBIA Insured,
        Weekly VRDN and Put, 3.68%, 7/01/27 ....................................................       1,000,000          1,000,000
      Oxford University Press Inc., Weekly VRDN and Put, 3.72%, 7/01/25 ........................         700,000            700,000
 a New York State Energy Research and Development Authority PCR, Orange and Rockland Project,
     Series A,
      AMBAC Insured, Weekly VRDN and Put, 3.67%, 8/01/15 .......................................       1,350,000          1,350,000
      FGIC Insured, Weekly VRDN and Put, 3.67%, 10/01/14 .......................................       1,100,000          1,100,000
   New York State GO, Environmental Quality, Mandatory Put 7/12/07, Series G, 3.58%,
     11/30/18 ..................................................................................       3,000,000          3,000,000
 a New York State HFAR,
      100 Maiden Lane Housing, Series A, Weekly VRDN and Put, 3.72%, 11/01/37 ..................       1,000,000          1,000,000
      350 West 43rd Street, Series A, Weekly VRDN and Put, 3.73%, 11/01/34 .....................       2,000,000          2,000,000
      FNMA Insured, Weekly VRDN and Put, 3.74%, 11/15/29 .......................................         500,000            500,000
 a New York State Local Government Assistance Corp. Revenue,
      Series F, Weekly VRDN and Put, 3.67%, 4/01/25 ............................................         800,000            800,000
      Series G, Weekly VRDN and Put, 3.67%, 4/01/25 ............................................       2,600,000          2,600,000
   New York State Power Authority Revenue, TECP, 3.67%, 8/07/07 ................................       3,000,000          3,000,000
 a Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
     Series 2, Daily VRDN and Put, 3.81%, 5/01/19 ..............................................       2,300,000          2,300,000
   Syracuse GO, RAN, Series D, 4.25%, 7/10/07 ..................................................       3,000,000          3,000,448
                                                                                                                      -------------
                                                                                                                         58,812,495
                                                                                                                      -------------

   U.S. TERRITORIES 6.0%
   PUERTO RICO 6.0%
 a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 3.57%, 12/01/15 ......................................................       1,600,000          1,600,000
 a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 3.65%, 7/01/28 ..............................       1,100,000          1,100,000
   Puerto Rico Commonwealth Revenue, TRAN, 4.50%, 7/30/07 ......................................       1,000,000          1,000,776
                                                                                                                      -------------
                                                                                                                          3,700,776
                                                                                                                      -------------
   TOTAL SHORT TERM INVESTMENTS (COST $62,513,271) 101.2% ......................................                         62,513,271
   OTHER ASSETS, LESS LIABILITIES (1.2)% .......................................................                           (732,402)
                                                                                                                      -------------
   NET ASSETS 100.0% ...........................................................................                      $  61,780,869
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 17.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC  - American Municipal Bond Assurance Corp.
CIFG   - CDC IXIS Financial Guaranty
COP    - Certificate of Participation
ETM    - Escrow to Maturity
FGIC   - Financial Guaranty Insurance Co.
FHA    - Federal Housing Authority/Agency
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance Inc.
GNMA   - Government National Mortgage Association
GO     - General Obligation
HDC    - Housing Development Corp.
HFAR   - Housing Finance Authority Revenue
IDA    - Industrial Development Authority/Agency
IDAR   - Industrial Development Authority Revenue
MBIA   - Municipal Bond Investors Assurance Corp.
MF     - Multi-Family
MTA    - Metropolitan Transit Authority
PCR    - Pollution Control Revenue
PFAR   - Public Financing Authority Revenue
RAN    - Revenue Anticipation Note
TECP   - Tax-Exempt Commercial Paper
TRAN   - Tax and Revenue Anticipation Note
XLCA   - XL Capital Assurance


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Franklin New York Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin New York Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds (the Funds). All funds are diversified, except the Franklin Limited-Term Tax-Free Income Fund, which is non-diversified.

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

Securities in the Franklin New York Tax-Exempt Money Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


18 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

3. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   --------------------------------------
                                                                       FRANKLIN NEW YORK
                                                   FRANKLIN NEW YORK   INTERMEDIATE-TERM
                                                    INSURED TAX-FREE       TAX-FREE
                                                      INCOME FUND         INCOME FUND
                                                   --------------------------------------
Cost of investments ............................      $519,389,258       $278,051,538
                                                   ======================================

Unrealized appreciation ........................      $ 12,190,070       $  3,227,655
Unrealized depreciation ........................        (2,363,079)        (1,600,084)
                                                   --------------------------------------
Net unrealized appreciation (depreciation) .....      $  9,826,991       $  1,627,571
                                                   ======================================

                                                   --------------------------------------
                                                   FRANKLIN NEW YORK
                                                      LIMITED-TERM     FRANKLIN NEW YORK
                                                        TAX-FREE          TAX-EXEMPT
                                                      INCOME FUND         MONEY FUND
                                                   --------------------------------------
Cost of investments ............................      $  6,666,581        $ 62,513,271
                                                   ======================================

Unrealized appreciation ........................      $      1,137        $         --
Unrealized depreciation ........................           (25,436)                 --
                                                   --------------------------------------
Net unrealized appreciation (depreciation) .....      $    (24,299)       $         --
                                                   ======================================

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 19


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By
/S/JIMMY D. GAMBILL
-------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  August 27, 2007



                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 27, 2007


/s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration




I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 27, 2007


/s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer